Risk Management Section - ING bank portfolio - Summary Forborne Assets by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Forborne assets	€ 9,492	€ 10,094
% of total portfolio	1.30%	1.40%
Loan modification [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 8,285	€ 8,410
% of total portfolio	1.10%	1.20%
Refinancing [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 1,208	€ 1,684
% of total portfolio	0.20%	0.20%
Performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,385	€ 5,949
Performing [member] | Loan modification [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	4,800	4,827
Performing [member] | Refinancing [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	585	1,122
Non-performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets	4,107	4,145
Non-performing [member] | Loan modification [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	3,485	3,583
Non-performing [member] | Refinancing [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	€ 622	€ 561